Leases - Future minimum lease payments under operating lease liabilities (Details) - GBP (£) £ in Thousands	Oct. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments under the Group's operating lease liabilities	£ 796	£ 1,065		£ 1,388
Less: imputed interest	(34)	(60)		(102)
Total lease liabilities	762	1,005		1,286
Current lease liabilities	358	358	[1]	324	[1]
Non-current lease liabilities	404	647	[1]	962	[1]
Not later than three months
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments under the Group's operating lease liabilities	89
Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments under the Group's operating lease liabilities		358		323
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments under the Group's operating lease liabilities	358	358		358
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments under the Group's operating lease liabilities	294	294		358
Later than three years and not later than four years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments under the Group's operating lease liabilities	£ 55	£ 55		294
Later than four years and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments under the Group's operating lease liabilities				£ 55

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’